Income Taxes - Schedule of Income Tax Disclosures Reconciliation of Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Tax Disclosures Reconciliation of Taxes [Abstract]
U.S. federal statutory tax rate, amount					$ (160,281)
U.S. federal statutory tax rate, percent					21.00%	21.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Amount [Abstract]
Statutory tax rate difference between Foreign and United States, amount					$ 7,234
Statutory tax rate difference between Foreign and United States, percent					(0.95%)	(5.00%)
Other, amount					$ 10,438
Other, percent					(1.37%)	0.00%
State taxes, net of federal benefit, amount					$ (168)
State taxes, net of federal benefit, percent					0.02%	3.00%
Changes in valuation allowances-Federal, amount					$ 140,810
Changes in valuation allowances-Federal, percent					(18.45%)	(19.00%)
Non-taxable or non-deductible items
Fund raising costs, amount					$ 4,128
Fund raising costs, percent					(0.54%)
Other adjustments, amount					$ (2,161)
Other adjustments, percent					0.28%
Provision for income tax, amount
Provision for income tax, percent					0.00%	0.00%